Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments Under Operating Leases	Future minimum rental commitments under operating leases are as follows:
Year Ended December 31	Amount
2018	$47
2019	42
2020	30
2021	25
2022	18
2023 and thereafter	22
Total	$184